CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2022
Text block [abstract]
CONVERTIBLE DEBENTURES
9.	CONVERTIBLE DEBENTURES

	2016 Debentures	2017 Debentures	2020 Debentures	IsoEnergy 2020 Debentures	IsoEnergy 2022 Debentures	Total
Fair value at December 31, 2020	$94,768	$86,568	$31,483	$14,034	$-	$226,853
Fair value adjustment	30,291	18,674	15,427	11,067	-	75,459
Settlement with shares	(125,059)	(105,242)	-	-	-	(230,301)
Fair value at December 31, 2021	$-	$-	$46,910	$25,101	$-	$72,011
Fair value on issuance	-	-	-	-	5,296	5,296
Fair value adjustment	-	-	5,705	(2,832)	(159)	2,714
Fair Value at December 31, 2022	$-	$-	$52,615	$22,269	$5,137	$80,021
The fair value of the debentures increased from $72,011 on December 31, 2021 to $80,021 at December 31, 2022, resulting from the issuance of the 2022 IsoEnergy Debentures and a mark-to-market
loss of $2,714 for the year ended December 31, 2022 (December 31, 2021 - $75,459). The loss for the year ended December 31, 2022 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income of a gain of $149 (December 31, 2021 – loss of $336) and the remaining amount recognized in the consolidated statement of loss for the year ended December 31, 2022 of $2,863 (December 31, 2021 - $75,123). The interest expense for the year ended December 31, 2022 was $2,179 (December 31, 2021 - $3,729).
2016 and 2017 Convertible Debentures
On February 18, 2021 and February 23, 2021, the holders of the 2016 and 2017 Debentures elected to convert their respective US$60 million aggregate principal amount of 7.5% unsecured convertible debentures, both due to mature on July 22, 2022, into common shares of the Company. The Company issued 25,794,247 and 22,289,088 common shares relating to the conversion of the principal of the 2016 and 2017 Debentures, respectively, and 89,729 and 87,316 common shares at a value of $849 relating to the accrued and unpaid interest up to the date of conversion for the 2016 and 2017 Debentures, respectively. The amounts recorded in other comprehensive income as a result of changes in credit risks of the 2016 and 2017 Debentures from inception through to conversion totaling losses of $4,016 were reclassified to accumulated deficit.
The fair value of the 2016 and 2017 Debentures at conversion was based on the number of shares issued at the closing share price on the conversion date. The closing share price on February 18, 2021 was $4.69 and $4.88 on February 23, 2021 and the conversion price for the 2016 Debentures was US$2.33 and US$2.69 for the 2017 Debentures. The fair value of the shares issued for interest was based on the closing share price on the date of issuance and recorded as interest expense in the consolidated statement of net loss and comprehensive loss.
2020 Convertible Debentures
On May 27, 2020, the Company issued US$
15
 million principal amount of unsecured convertible debentures (the “2020 Debentures”). The Company received proceeds of $20,889 (US$15 million) and a 3% establishment fee of $627 (US$450) was paid to the debenture holders through the issuance of 348,350 common shares and a consent fee of $355 was paid to the investors of the 2016 and 2017 Debentures in connection with the financing through the issuance of 180,270 common shares. The fair value of the 2020 Debentures on issuance date was determined to be $20,262 (US$14,550). During the year ended December 31, 2022, the Company issued an aggregate of 84,580 shares for a value of $486 and paid a total of $985 (US$750
) associated with the interest payment. The fair value of the shares issued for interest was based on the closing share price on the dates of issuance and recorded as interest expense in the consolidated statement of net loss and comprehensive loss. The 2020 Debentures bear interest at a rate of 7.5% per annum, payable semi-annually in US dollars on June 10 and December 10 in each year. Two thirds of the interest (equal to 5% per annum) is payable in cash and one third of the interest (equal to 2.5%

per annum) is payable, subject to any required regulatory approval, in common shares of the Company, using the volume-weighted average trading price (“VWAP”) of the common shares on the exchange or market that has the greatest trading volume in the Company’s common shares for the 20 consecutive trading days ending three trading days preceding the date on which such interest payment is due. The 2020 Debentures are convertible, from time to time, into common shares of the Company at the option of the debenture holders under certain conditions.
The 2020 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The inputs used in the pricing model as at December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
Volatility	46.00%	40.00%
Expected life in years	2.41 years	3.41 years
Risk free interest rate	4.35%	1.78%
Expected dividend yield	0%	0%
Credit spread	17.96%	16.88%
Underlying share price of the Company	$5.99	$5.54
Conversion exercise price	$2.34	$2.34
Exchange rate (C$:US$)	$0.738	$0.791
2020 IsoEnergy Debentures
On August 18, 2020, IsoEnergy entered into a US$6 million private placement of unsecured convertible debentures (the “2020 IsoEnergy Debentures”). The 2020 IsoEnergy Debentures are convertible at the holder’s option at a conversion price of $0.88 into a maximum of 9,206,311 common shares of IsoEnergy. IsoEnergy received gross proceeds of $7,902 (US$6,000). A 3% establishment fee of $272 (US$180) was also paid to the debenture holders through the issuance of 219,689 common shares in IsoEnergy. The fair value of the 2020 IsoEnergy Debentures on issuance date was determined to be $7,630 (US$5,820). During the year ended December 31, 2022, IsoEnergy incurred interest expense of $670, of which $476 was settled in cash and the balance through the issuance of 63,890 IsoEnergy shares.
The 2020 IsoEnergy Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The inputs used in the pricing model as at December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
Volatility	52.80%	50.00%
Expected life in years	2.6 years	3.6 years
Risk free interest rate	4.27%	1.78%
Expected dividend yield	0%	0%
Credit spread	23.85%	21.86%
Underlying share price of IsoEnergy	$2.91	$3.74
Conversion exercise price	$0.88	$0.88
Exchange rate (C$:US$)	$0.738	$0.791

2022 IsoEnergy Debentures
On December 6, 2022, IsoEnergy entered into a US$4 million private placement of unsecured convertible debentures (the “2022 IsoEnergy Debentures”). The 2022 IsoEnergy Debentures are convertible at the holder’s option at a conversion price of $4.33 into a maximum of 1,464,281 common shares of IsoEnergy. IsoEnergy received gross proceeds of $5,460 (US$4,000). A 3% establishment fee of $164 (US$120) was paid in cash to the debenture holders. The fair value of the IsoEnergy Debentures on issuance date was determined to be $
5,296
(US$
3,880
). During the year ended December 31, 2022, IsoEnergy incurred interest expense of $
38
, of which $
28
was settled in cash and the balance through the issuance of
3,168
IsoEnergy shares.

The 2022 IsoEnergy Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions.
The inputs used in the pricing model as at December 6, 2022 and December 31, 2022 are as follows:

	December 31, 2022	December 6, 2022
Volatility	52.80%	52.41%
Expected life in years	4.9 years	5.0 years
Risk free interest rate	3.76%	3.35%
Expected dividend yield	0%	0%
Credit spread	23.85%	23.91%
Underlying share price of IsoEnergy	$2.91	$3.10
Conversion exercise price	$4.33	$4.33
Exchange rate (C$:US$)	$0.738	$0.732